SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Asset retirement obligation		$ 123,414
Federal depository insurance coverage	$ 250,000
Cash and Cash Equivalents
Cash	$ 15,600,000	2,400,000
Inventory, Long Term
Inventory reserves		$ 0
Money market accounts
Cash and Cash Equivalents
Number of money market accounts | item	2	2
Cash equivalents	$ 5,300,000	$ 7,700,000
US Treasury and other short term securities
Cash and Cash Equivalents
Cash equivalents	84,200,000	$ 0
Error Correction, Other [Member]
Reclassification of prepayments	$ 604,892